Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [Abstract]
Cash and cash equivalents
3.	Cash and cash equivalents

Cash and cash equivalents, consist of the following:

	As of December 31,
	2021	2022
	USD	USD
Cash at bank	$10,753,049	$3,805,103
Cash on hand	69	32
Total	$10,753,118	$3,805,135

The carrying amounts of the Company’s bank and cash balances are denominated in the following currencies:

	As of December 31,
	2021	2022
	USD	USD
RMB	$642,036	$139,688
USD	10,111,082	3,665,447
Total	$10,753,118	$3,805,135

Conversion of RMB into foreign currencies is subject to the PRC’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations.